Accounts receivable - Net: (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable - Net:
Clients	$ 2,843,870	$ 2,191,439
Less: impairment provision	(301,947)	(317,664)	$ (346,183)
Clients, accounts receivable, net	2,541,923	1,873,775
Notes receivable from clients		4,463
Total accounts receivable	$ 2,541,923	$ 1,878,238